Financial Risk Management - Disclosure of Detailed Information About Interest Rate Risks of Transactions (Detail) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
Disclosure of Detailed Information About Interest Rate Risks of Transactions [Abstract]
Total borrowings and financing - in local currency	R$ (7,404,414)
Operations in foreign currency with derivatives pegged to CDI	(3,381,959)
Short-term investments	2,429,207
Net exposure	R$ (8,357,166)